Components of Income Tax Provision (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 800	$ 971	$ 1,338
State									5	4	3
Total current income tax provision (benefit)									805	975	1,341
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									1,183	(1,073)	(1,100)
Total deferred income tax provision (benefit)									1,183	(1,073)	(1,100)
Total income tax provision (benefit)	$ 541	$ 579	$ 399	$ 469	$ 424	$ (755)	$ 87	$ 146	$ 1,988	$ (98)	$ 241